FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Receivable balance	$ 20,371	$ 17,402
Tax rate effect from change in tax rate	1.00%
Net income	$ 77
Increase or decrease of market interest	$ 529
Bolivian boliviano [member]
IfrsStatementLineItems [Line Items]
Tax rate effect from change in tax rate	1.00%
Net income	$ 540
Mexican peso [member]
IfrsStatementLineItems [Line Items]
Tax rate effect from change in tax rate	1.00%
Net income	$ 151
May 26, 2026 [Member] | Banco BISA [member]
IfrsStatementLineItems [Line Items]
Letter of credit	10
May 26, 2026 [Member] | Banco Credito De Bolivia [member]
IfrsStatementLineItems [Line Items]
Letter of credit	$ 5,800